Portfolio of Investments
Columbia Strategic Municipal Income Fund, April 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Exchange-Traded Fixed Income Funds 0.8%
	Shares	Value ($)
United States 0.8%
Columbia Multi-Sector Municipal Income ETF(a)	952,818	21,457,461
Total Exchange-Traded Fixed Income Funds (Cost $19,939,579)		21,457,461

Floating Rate Notes 0.9%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
New York 0.9%
New York City Transitional Finance Authority(b),(c)
Revenue Bonds
Future Tax Secured
Subordinated Series 2015 (JPMorgan Chase Bank)
02/01/2045	0.020%	8,015,000	8,015,000
New York City Water & Sewer System(b),(c)
Revenue Bonds
2nd General Resolution
Series 2013 (JPMorgan Chase Bank)
06/15/2050	0.020%	16,005,000	16,005,000
Total			24,020,000
Total Floating Rate Notes (Cost $24,020,000)			24,020,000

Municipal Bonds 96.8%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 2.0%
Alabama Special Care Facilities Financing Authority
Refunding Revenue Bonds
Children’s Hospital of Alabama
Series 2015
06/01/2034	5.000%	4,000,000	4,614,640
Black Belt Energy Gas District
Refunding Revenue Bonds
Series 2021 (Mandatory Put 12/01/31)
06/01/2051	4.000%	10,000,000	12,394,000
Revenue Bonds
Project No. 4
Series 2019A-1 (Mandatory Put 12/01/25)
12/01/2049	4.000%	15,000,000	17,130,150
Lower Alabama Gas District (The)
Revenue Bonds
Gas Project
Series 2020 (Mandatory Put 12/01/25)
12/01/2050	4.000%	10,000,000	11,442,500
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Southeast Energy Authority A Cooperative District
Revenue Bonds
Project #1
Series 2021A (Mandatory Put 10/01/28)
11/01/2051	4.000%	7,000,000	8,311,100
Total			53,892,390
Arizona 1.4%
Arizona Board of Regents
Revenue Bonds
Series 2020A
07/01/2035	5.000%	1,000,000	1,316,130
07/01/2036	5.000%	1,000,000	1,311,920
07/01/2037	5.000%	1,500,000	1,961,565
Arizona Industrial Development Authority
Revenue Bonds
Great Lakes Senior Living Community
Series 2019
01/01/2049	4.500%	750,000	696,210
Lincoln South Beltway Project
Series 2020
08/01/2030	5.000%	2,000,000	2,652,520
02/01/2031	5.000%	1,500,000	2,008,770
05/01/2031	5.000%	1,500,000	2,018,190
08/01/2031	5.000%	1,500,000	2,028,240
Phoenix Children’s Hospital
Series 2020
02/01/2050	4.000%	1,200,000	1,382,592
Chandler Industrial Development Authority(d)
Revenue Bonds
Intel Corp.
Series 2019 (Mandatory Put 06/03/24)
06/01/2049	5.000%	2,800,000	3,181,948
Industrial Development Authority of the City of Phoenix (The)
Revenue Bonds
Downtown Phoenix Student Housing II LLC - Arizona State University Project
Series 2019
07/01/2059	5.000%	1,000,000	1,136,760
Downtown Student Housing II LLC - Arizona State University Project
Series 2019
07/01/2054	5.000%	1,330,000	1,517,038
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public Schools Project
Series 2016
02/15/2046	5.000%	6,500,000	7,236,580
Series 2018
02/15/2048	5.000%	870,000	1,003,919
Columbia Strategic Municipal Income Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maricopa County Industrial Development Authority
Revenue Bonds
Banner Health
Series 2017A
01/01/2041	4.000%	4,000,000	4,555,040
Maricopa County Industrial Development Authority(e)
Revenue Bonds
Christian Care Surprise, Inc. Project
Series 2016
01/01/2036	5.750%	1,600,000	1,648,048
01/01/2048	6.000%	1,250,000	1,277,488
Total			36,932,958
California 6.9%
ABAG Finance Authority for Nonprofit Corps.
Refunding Revenue Bonds
Episcopal Senior Communities
Series 2012
07/01/2047	5.000%	4,100,000	4,221,442
California Health Facilities Financing Authority
Revenue Bonds
Kaiser Permanente
Subordinated Series 2017A-2
11/01/2044	4.000%	4,280,000	4,912,755
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2017A
02/01/2042	4.000%	3,000,000	3,363,690
02/01/2042	5.000%	1,500,000	1,776,900
California Municipal Finance Authority(e)
Revenue Bonds
California Baptist University
Series 2016A
11/01/2046	5.000%	1,000,000	1,116,650
California School Finance Authority(e)
Revenue Bonds
River Springs Charter School Project
Series 2015
07/01/2046	6.375%	1,000,000	1,127,630
07/01/2046	6.375%	150,000	169,144
California State Public Works Board
Prerefunded 12/01/21 Revenue Bonds
Judicial Council Projects
Series 2011D
12/01/2031	5.000%	5,000,000	5,138,700
Revenue Bonds
Various Capital Projects
Series 2012A
04/01/2037	5.000%	650,000	677,508
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Statewide Communities Development Authority
Refunding Revenue Bonds
Front Porch Communities & Services
Series 2017
04/01/2042	4.000%	1,905,000	2,039,817
California Statewide Communities Development Authority(e)
Revenue Bonds
Loma Linda University Medical Center
Series 2016A
12/01/2046	5.000%	500,000	560,695
City of Los Angeles Department of Airports(d)
Revenue Bonds
Los Angeles International Airport
Subordinated Series 2018
05/15/2044	5.000%	2,000,000	2,415,180
Senior Series 2020C
05/15/2032	5.000%	10,090,000	13,204,278
Compton Unified School District(f)
Unlimited General Obligation Bonds
Compton Unified School District
Series 2019B (BAM)
06/01/2037	0.000%	2,125,000	1,363,612
06/01/2038	0.000%	1,830,000	1,130,080
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Junior Lien
Subordinated Series 2021
01/15/2033	4.000%	1,153,000	1,386,840
Senior Lien
Series 2021A
01/15/2046	4.000%	4,346,000	5,100,292
Glendale Unified School District(f)
Unlimited General Obligation Refunding Bonds
Series 2015B
09/01/2032	0.000%	1,000,000	700,860
09/01/2033	0.000%	1,100,000	731,016
Golden State Tobacco Securitization Corp.
Refunding Revenue Bonds
Series 2018A-2
06/01/2047	5.000%	8,500,000	8,781,690
Hastings Campus Housing Finance Authority
Revenue Bonds
Senior Green Bonds
Series 2020
07/01/2045	5.000%	3,500,000	4,059,790
Los Angeles Unified School District
Unlimited General Obligation Bonds
Series 2020C
07/01/2029	5.000%	1,000,000	1,323,630
07/01/2033	4.000%	1,000,000	1,242,900

2	Columbia Strategic Municipal Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020RYQ
07/01/2033	5.000%	8,000,000	10,684,400
07/01/2035	5.000%	5,000,000	6,641,500
Norman Y. Mineta San Jose International Airport(d)
Refunding Revenue Bonds
Series 2017A
03/01/2041	5.000%	2,000,000	2,384,520
Poway Unified School District(f)
Unlimited General Obligation Bonds
Improvement District No. 2007-1-A
Series 2009
08/01/2030	0.000%	4,475,000	3,863,804
Riverside County Transportation Commission(f)
Revenue Bonds
Senior Lien
Series 2013B
06/01/2029	0.000%	2,500,000	2,093,375
San Francisco City & County Airport Commission - San Francisco International Airport(d)
Refunding Revenue Bonds
Series 2020-2
05/01/2037	5.000%	9,375,000	11,934,656
Revenue Bonds
Series 2019A
05/01/2035	5.000%	14,310,000	17,914,260
05/01/2036	5.000%	5,000,000	6,241,750
State Center Community College District
Unlimited General Obligation Bonds
Series 2020B
08/01/2032	4.000%	1,200,000	1,504,116
08/01/2033	3.000%	2,840,000	3,276,196
08/01/2034	3.000%	2,895,000	3,317,728
08/01/2035	3.000%	1,600,000	1,823,168
08/01/2036	3.000%	2,275,000	2,575,027
State of California
Unlimited General Obligation Bonds
Series 2020
11/01/2035	4.000%	1,000,000	1,230,630
Various Purpose
Series 2012
04/01/2035	5.250%	4,500,000	4,705,290
Series 2018
10/01/2028	5.000%	5,000,000	6,496,300
Series 2020
03/01/2034	5.000%	14,235,000	18,664,505
03/01/2035	5.000%	1,800,000	2,354,976
Unlimited General Obligation Refunding Bonds
Various Purpose
Series 2020
03/01/2037	4.000%	5,000,000	6,046,150
03/01/2040	4.000%	1,500,000	1,800,255
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/2029	5.300%	2,000	2,008
University of California
General Refunding Revenue Bonds
Series 2018AZ
05/15/2043	5.000%	3,455,000	4,314,328
Total			186,414,041
Colorado 3.5%
City & County of Denver(f)
Revenue Bonds
Series 2018-A-2
08/01/2034	0.000%	6,000,000	4,020,480
City & County of Denver Airport System(d)
Refunding Revenue Bonds
Series 2018-A
12/01/2037	5.000%	5,000,000	6,195,350
Subordinated Series 2018A
12/01/2048	4.000%	3,500,000	3,932,600
Colorado Bridge Enterprise(d)
Revenue Bonds
Central 70 Project
Series 2017
06/30/2051	4.000%	6,690,000	7,236,640
Colorado Educational & Cultural Facilities Authority(e)
Improvement Refunding Revenue Bonds
Skyview Charter School
Series 2014
07/01/2044	5.375%	750,000	803,258
07/01/2049	5.500%	700,000	751,233
Colorado Health Facilities Authority
Improvement Refunding Revenue Bonds
Bethesda Project
Series 2018
09/15/2053	5.000%	10,000,000	11,047,800
Prerefunded 06/01/27 Revenue Bonds
Evangelical Lutheran Good Samaritan Society
Series 2017
06/01/2042	5.000%	3,150,000	3,930,822
Refunding Revenue Bonds
AdventHealth Obligated
Series 2019
11/15/2043	4.000%	1,910,000	2,233,745
CommonSpirit Health
Series 2019A
08/01/2044	4.000%	17,000,000	19,246,040
08/01/2049	4.000%	2,595,000	2,926,667
Series 2019B (Mandatory Put 08/01/26)
08/01/2049	5.000%	3,000,000	3,596,040

Columbia Strategic Municipal Income Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Covenant Retirement Communities
Series 2015
12/01/2035	5.000%	850,000	945,404
Revenue Bonds
NJH-SJH Center for Outpatient Health
Series 2019
01/01/2037	4.000%	800,000	948,496
01/01/2038	4.000%	1,300,000	1,536,925
01/01/2040	4.000%	1,000,000	1,176,640
Parkview Medical Center, Inc. Project
Series 2020
09/01/2045	4.000%	1,000,000	1,130,750
09/01/2050	4.000%	1,500,000	1,684,245
Senior Living - Ralston Creek at Arvada
Series 2017
11/01/2047	5.750%	5,000,000	4,403,500
Colorado Housing & Finance Authority
Revenue Bonds
Multi-Family Project
Series 2019B-1
10/01/2039	3.000%	470,000	502,933
10/01/2049	3.250%	1,000,000	1,064,860
10/01/2054	3.400%	1,000,000	1,067,550
Series 2019K Class I (GNMA)
05/01/2050	3.875%	3,530,000	3,939,198
E-470 Public Highway Authority
Refunding Revenue Bonds
Series 2020A
09/01/2035	5.000%	1,150,000	1,500,175
Jefferson Center Metropolitan District No. 1
Refunding Revenue Bonds
Subordinated Series 2020B
12/15/2050	5.750%	3,500,000	3,751,720
State of Colorado
Certificate of Participation
Series 2020A
12/15/2035	4.000%	750,000	920,880
12/15/2039	4.000%	750,000	906,277
Transport Metropolitan District No. 3
Limited General Obligation Bonds
Series 2021A-1
12/01/2041	5.000%	1,750,000	1,938,107
Total			93,338,335
Connecticut 1.6%
Connecticut Housing Finance Authority
Refunding Revenue Bonds
Series 2020A-1
11/15/2045	3.500%	3,740,000	4,164,939
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Connecticut State Health & Educational Facilities Authority
Revenue Bonds
Sacred Heart University
Series 2020K
07/01/2045	4.000%	2,000,000	2,284,200
Yale University
07/01/2027	5.000%	2,650,000	3,359,617
State of Connecticut
Revenue Bonds
Special Tax Obligation Bonds
Series 2020A
05/01/2033	5.000%	2,750,000	3,595,927
05/01/2039	4.000%	1,700,000	2,013,599
Unlimited General Obligation Bonds
Series 2018C
06/15/2035	5.000%	1,000,000	1,251,280
Series 2018-E
09/15/2035	5.000%	2,000,000	2,517,740
Series 2019A
04/15/2035	5.000%	3,200,000	4,084,224
04/15/2037	4.000%	10,000,000	11,784,900
Series 2020C
06/01/2033	4.000%	300,000	364,587
06/01/2035	4.000%	770,000	929,144
State of Connecticut(g)
Revenue Bonds
Special Tax Obligation Bonds
Series 2021A
05/01/2030	5.000%	1,650,000	2,188,527
05/01/2035	5.000%	3,000,000	3,976,650
Total			42,515,334
District of Columbia 2.5%
District of Columbia
Prerefunded 07/01/23 Revenue Bonds
KIPP Charter School
Series 2013
07/01/2048	6.000%	300,000	337,314
Refunding Revenue Bonds
Children’s Hospital
Series 2015
07/15/2044	5.000%	2,910,000	3,335,442
Revenue Bonds
KIPP DC Project
Series 2019
07/01/2039	4.000%	1,275,000	1,430,741
07/01/2049	4.000%	695,000	770,526
Series 2019A
03/01/2033	5.000%	2,500,000	3,269,750

4	Columbia Strategic Municipal Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unlimited General Obligation Bonds
Series 2019-A
10/15/2032	5.000%	9,090,000	11,798,547
10/15/2033	5.000%	15,000,000	19,393,050
Metropolitan Washington Airports Authority(d)
Refunding Revenue Bonds
Airport System
Series 2019A
10/01/2033	5.000%	1,755,000	2,234,747
10/01/2035	5.000%	4,745,000	5,990,894
Series 2015B
10/01/2032	5.000%	9,575,000	11,255,317
Metropolitan Washington Airports Authority Dulles Toll Road
Refunding Revenue Bonds
Dulles Metrorail
Subordinated Series 2019
10/01/2049	4.000%	2,275,000	2,589,337
Washington Metropolitan Area Transit Authority
Revenue Bonds
Series 2020A
07/15/2033	5.000%	3,525,000	4,664,950
Total			67,070,615
Florida 3.7%
Capital Trust Agency, Inc.(e)
04/27/2021
07/01/2056	5.000%	2,125,000	2,391,135
Revenue Bonds
Wonderful Foundations Charter School Portfolio Projects
Series 2020
01/01/2055	5.000%	3,250,000	3,619,850
Capital Trust Agency, Inc.(e),(h)
Revenue Bonds
1st Mortgage Tallahassee Tapestry Senior Housing Project
Series 2015
12/01/2045	0.000%	3,430,000	1,097,600
12/01/2050	0.000%	1,000,000	320,000
Capital Trust Agency, Inc.(e),(f)
Subordinated
07/01/2061	0.000%	93,140,000	6,277,636
Central Florida Expressway Authority
Refunding Revenue Bonds
Senior Lien
Series 2017 (BAM)
07/01/2041	4.000%	5,000,000	5,733,100
City of Atlantic Beach
Revenue Bonds
Fleet Landing Project
Series 2018A
11/15/2053	5.000%	3,000,000	3,344,610
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Tampa(f)
Revenue Bonds
Capital Appreciation
Series 2020A
09/01/2035	0.000%	650,000	439,901
09/01/2036	0.000%	700,000	453,530
09/01/2037	0.000%	700,000	433,433
County of Broward Airport System(d)
Revenue Bonds
Series 2019A
10/01/2029	5.000%	1,000,000	1,295,670
10/01/2030	5.000%	1,375,000	1,764,249
County of Miami-Dade Aviation(d)
Refunding Revenue Bonds
Series 2019A
10/01/2049	5.000%	14,490,000	17,698,810
County of Osceola Transportation(f)
Refunding Revenue Bonds
Series 2020A-2
10/01/2035	0.000%	2,700,000	1,802,331
10/01/2037	0.000%	4,000,000	2,465,480
10/01/2038	0.000%	1,500,000	888,780
10/01/2039	0.000%	3,300,000	1,878,789
Florida Development Finance Corp.(e)
Refunding Revenue Bonds
Renaissance Charter School, Inc. Projects
Series 2020
09/15/2040	5.000%	1,050,000	1,170,152
Florida Development Finance Corp.(d),(e)
Revenue Bonds
Green Bonds - Brightline Florida Passenger Rail Project
Series 2020
01/01/2049	7.375%	5,000,000	5,189,250
Greater Orlando Aviation Authority(d)
Revenue Bonds
Series 2016A
10/01/2046	5.000%	5,000,000	5,885,950
Hillsborough County Aviation Authority(d)
Revenue Bonds
Tampa International Airport
Subordinated Series 2018
10/01/2048	5.000%	3,450,000	4,184,367
Miami-Dade County Educational Facilities Authority
Revenue Bonds
Series 2018A
04/01/2053	5.000%	8,000,000	9,581,040
Miami-Dade County Health Facilities Authority
Refunding Revenue Bonds
Nicklaus Childrens Hospital
Series 2017
08/01/2047	4.000%	2,250,000	2,540,947

Columbia Strategic Municipal Income Fund | Quarterly Report 2021	5

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Mid-Bay Bridge Authority
Refunding Revenue Bonds
Series 2015C
10/01/2040	5.000%	1,000,000	1,128,590
Orange County Health Facilities Authority
Refunding Revenue Bonds
Mayflower Retirement Center
Series 2012
06/01/2036	5.000%	250,000	250,393
Revenue Bonds
Presbyterian Retirement Communities
Series 2016
08/01/2036	5.000%	2,000,000	2,195,760
08/01/2041	5.000%	2,000,000	2,186,740
Palm Beach County Health Facilities Authority
Revenue Bonds
ACTS Retirement
Series 2020B
11/15/2041	4.000%	500,000	571,440
Polk County Industrial Development Authority
Refunding Revenue Bonds
Carpenter’s Home Estates
Series 2019
01/01/2049	5.000%	2,350,000	2,553,322
Putnam County Development Authority
Refunding Revenue Bonds
Seminole Project
Series 2018A
03/15/2042	5.000%	3,335,000	4,029,680
Seminole County Industrial Development Authority
Refunding Revenue Bonds
Legacy Pointe at UCF Project
Series 2019
11/15/2039	5.250%	5,030,000	4,924,923
11/15/2049	5.500%	2,300,000	2,235,462
Total			100,532,920
Georgia 2.4%
Brookhaven Development Authority
Revenue Bonds
Children’s Healthcare of Atlanta
Series 2019
07/01/2044	4.000%	7,000,000	8,208,270
Burke County Development Authority
Revenue Bonds
Georgia Power Co. Plant Vogtle Project
Series 2019 (Mandatory Put 05/25/23)
10/01/2032	2.250%	1,800,000	1,868,004
Cherokee County Water & Sewer Authority
Unrefunded Revenue Bonds
Series 1995 (NPFGC)
08/01/2025	5.200%	2,665,000	3,034,689
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Atlanta Department of Aviation(d)
Revenue Bonds
Airport
Series 2019B
07/01/2037	4.000%	8,930,000	10,438,723
Subordinated Series 2019
07/01/2040	4.000%	2,500,000	2,902,600
Dalton Whitfield County Joint Development Authority
Revenue Bonds
Hamilton Health Care System Obligation
Series 2017
08/15/2041	4.000%	1,000,000	1,121,960
Floyd County Development Authority
Revenue Bonds
Spires Berry College Project
Series 2018
12/01/2048	6.250%	2,000,000	1,928,680
Fulton County Development Authority
Revenue Bonds
RAC Series 2017
04/01/2042	5.000%	1,000,000	1,186,860
Gainesville & Hall County Hospital Authority
Refunding Revenue Bonds
Northeast Georgia Health System, Inc. Project
Series 2017
02/15/2037	5.000%	4,280,000	5,134,673
Georgia Housing & Finance Authority
Refunding Revenue Bonds
Series 2020A
12/01/2040	3.050%	1,000,000	1,062,750
Revenue Bonds
Single Family Mortgage Bonds
Series 2017C
06/01/2048	3.750%	4,495,000	4,771,308
Main Street Natural Gas, Inc.
Revenue Bonds
Series 2019B (Mandatory Put 12/02/24)
08/01/2049	4.000%	7,400,000	8,271,350
Series 2019C (Mandatory Put 09/01/26)
03/01/2050	4.000%	7,500,000	8,695,500
Oconee County Industrial Development Authority
Revenue Bonds
Presbyterian Village Athens Project
Series 2018
12/01/2038	6.125%	3,515,000	3,532,716
12/01/2048	6.250%	1,960,000	1,963,371
Total			64,121,454

6	Columbia Strategic Municipal Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hawaii 0.3%
City & County of Honolulu
Unlimited General Obligation Bonds
Honolulu Rail Transit Project
Series 2019
09/01/2030	5.000%	6,000,000	7,685,640
State of Hawaii Department of Budget & Finance
Refunding Revenue Bonds
Special Purpose - Kahala Nui
Series 2012
11/15/2037	5.250%	705,000	744,071
Total			8,429,711
Idaho 0.2%
Idaho Health Facilities Authority
Revenue Bonds
Terraces of Boise Project
Series 2014A
10/01/2044	8.000%	4,365,000	3,749,622
10/01/2049	8.125%	1,635,000	1,404,890
Total			5,154,512
Illinois 9.1%
Chicago Board of Education
Special Tax Bonds
Series 2017
04/01/2042	5.000%	1,600,000	1,835,648
Unlimited General Obligation Bonds
Dedicated
Series 2017H
12/01/2046	5.000%	3,000,000	3,451,800
Project
Series 2015C
12/01/2039	5.250%	2,000,000	2,208,700
Series 2018
12/01/2046	5.000%	2,500,000	2,921,600
Series 2021A
12/01/2035	5.000%	2,560,000	3,163,315
12/01/2040	5.000%	1,000,000	1,223,130
Unlimited General Obligation Refunding Bonds
Series 2018A (AGM)
12/01/2034	5.000%	500,000	610,235
Chicago Board of Education(e)
Unlimited General Obligation Bonds
Dedicated
Series 2017A
12/01/2046	7.000%	3,615,000	4,628,791
Chicago Board of Education(f)
Unlimited General Obligation Refunding Bonds
Series 2019A
12/01/2025	0.000%	2,000,000	1,859,680
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Chicago Midway International Airport
Refunding Revenue Bonds
2nd Lien
Series 2013B
01/01/2035	5.250%	3,000,000	3,224,400
Series 2014B
01/01/2035	5.000%	5,000,000	5,532,900
Chicago O’Hare International Airport(d)
Refunding Revenue Bonds
Senior Lien
Series 2018
01/01/2037	5.000%	2,000,000	2,456,440
Revenue Bonds
General Senior Lien
Series 2017D
01/01/2042	5.000%	8,895,000	10,494,766
01/01/2052	5.000%	8,030,000	9,402,648
Senior Lien
Series 2017G
01/01/2042	5.000%	2,650,000	3,126,602
01/01/2047	5.000%	1,000,000	1,173,580
Series 2017J
01/01/2037	5.000%	2,000,000	2,370,400
TriPs Obligated Group
Series 2018
07/01/2038	5.000%	1,000,000	1,187,210
07/01/2048	5.000%	800,000	943,464
Chicago O’Hare International Airport
Revenue Bonds
Customer Facility Charge Senior Lien
Series 2013
01/01/2043	5.750%	2,285,000	2,468,394
Series 2015D
01/01/2046	5.000%	4,390,000	5,012,282
Chicago Park District
Limited General Obligation Bonds
Series 2016A
01/01/2040	5.000%	1,650,000	1,873,129
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
2nd Lien
Series 2015C
01/01/2039	5.000%	530,000	606,569
Revenue Bonds
2nd Lien
Series 2012
01/01/2025	5.000%	5,000,000	5,162,900
01/01/2042	5.000%	5,000,000	5,136,900
Series 2014
01/01/2034	5.000%	1,000,000	1,110,210
01/01/2039	5.000%	2,000,000	2,220,420

Columbia Strategic Municipal Income Fund | Quarterly Report 2021	7

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Chicago Waterworks
Revenue Bonds
2nd Lien
Series 2012
11/01/2031	5.000%	2,000,000	2,126,440
Series 2014
11/01/2044	5.000%	650,000	735,319
Series 2016
11/01/2030	5.000%	10,774,999	13,032,470
City of Springfield Electric
Refunding Revenue Bonds
Senior Lien
Series 2015 (AGM)
03/01/2040	4.000%	5,000,000	5,341,050
County of Cook
Unlimited General Obligation Refunding Bonds
Series 2018
11/15/2035	5.000%	900,000	1,092,744
Illinois Finance Authority
Refunding Revenue Bonds
Northshore University Health System
Series 2020A
08/15/2033	5.000%	1,250,000	1,641,863
08/15/2037	4.000%	3,000,000	3,589,650
Rush University Medical Center
Series 2015B
11/15/2039	5.000%	1,810,000	2,061,735
Silver Cross Hospital & Medical Centers
Series 2015C
08/15/2035	5.000%	1,500,000	1,704,270
Illinois Finance Authority(g)
Refunding Revenue Bonds
University of Chicago
Series 2021A
10/01/2028	5.000%	2,750,000	3,523,245
10/01/2032	5.000%	3,700,000	5,018,162
Illinois State Toll Highway Authority
Refunding Senior Revenue Bonds
Series 2019B
01/01/2031	5.000%	3,500,000	4,596,060
Metropolitan Pier & Exposition Authority(f)
Refunding Revenue Bonds
Capital Appreciation - McCormick Place Expansion
Series 2002A (BAM)
12/15/2054	0.000%	5,000,000	1,827,200
Revenue Bonds
Capital Appreciation
Series 1993A Escrowed to Maturity (FGIC)
06/15/2021	0.000%	1,870,000	1,869,309
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Capital Appreciation - McCormick Place Expansion
Series 2002A (AGM)
12/15/2040	0.000%	10,000,000	5,956,500
McCormick Place Expansion Project
Series 2017A (AGM)
12/15/2056	0.000%	10,000,000	3,425,400
Metropolitan Pier & Exposition Authority
Refunding Revenue Bonds
McCormick Place Expansion Project
Series 2020
06/15/2050	4.000%	2,400,000	2,689,224
Revenue Bonds
McCormick Place Expansion Project
Series 2017
06/15/2057	5.000%	3,025,000	3,557,854
Railsplitter Tobacco Settlement Authority
Prerefunded 06/01/21 Revenue Bonds
Series 2010
06/01/2028	6.000%	5,000,000	5,022,050
State of Illinois
Unlimited General Obligation Bonds
Rebuild Illinois Program
Series 2019B
11/01/2038	4.000%	5,000,000	5,662,200
Series 2013
07/01/2026	5.500%	1,955,000	2,152,162
07/01/2033	5.500%	5,000,000	5,446,250
07/01/2038	5.500%	875,000	949,428
Series 2016
01/01/2026	5.000%	2,965,000	3,507,862
11/01/2027	5.000%	2,785,000	3,316,629
Series 2017A
12/01/2035	5.000%	1,345,000	1,595,654
12/01/2036	5.000%	5,000,000	5,907,150
Series 2018A
05/01/2032	5.000%	2,500,000	3,006,900
05/01/2033	5.000%	5,000,000	5,995,750
05/01/2039	5.000%	4,320,000	5,112,850
05/01/2040	5.000%	6,005,000	7,095,928
05/01/2041	5.000%	6,000,000	7,074,780
Series 2018B
05/01/2027	5.000%	4,950,000	6,007,369
Series 2019B
11/01/2034	4.000%	8,795,000	10,076,607
Series 2020
05/01/2039	5.500%	2,700,000	3,443,526
05/01/2045	5.750%	1,750,000	2,244,830
Series 2021A
03/01/2032	5.000%	3,245,000	4,150,907
03/01/2041	4.000%	4,650,000	5,306,859

8	Columbia Strategic Municipal Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unlimited General Obligation Refunding Bonds
Series 2018-A
10/01/2031	5.000%	2,500,000	3,040,000
Total			245,310,299
Indiana 0.1%
City of Whiting(d)
Refunding Revenue Bonds
BP Products North America
Series 2019 (Mandatory Put 06/05/26)
12/01/2044	5.000%	3,200,000	3,884,512
Iowa 1.7%
Iowa Finance Authority
Revenue Bonds
Council Bluffs, Inc. Project
Series 2018
08/01/2048	5.125%	1,750,000	1,826,808
Genesis Health System
Series 2013
07/01/2033	5.000%	5,000,000	5,410,200
Lifespace Communities, Inc.
Series 2018A
05/15/2043	5.000%	5,000,000	5,716,700
Series 2020A (GNMA)
01/01/2040	2.700%	5,000,000	5,282,100
Iowa Tobacco Settlement Authority(f)
Refunding Revenue Bonds
Series 2021B-2
06/01/2065	0.000%	40,000,000	6,996,000
PEFA, Inc.
Revenue Bonds
Series 2019 (Mandatory Put 09/01/26)
09/01/2049	5.000%	16,455,000	19,927,663
Total			45,159,471
Kansas 0.5%
University of Kansas Hospital Authority
Improvement Refunding Revenue Bonds
Kansas University Health System
Series 2015
09/01/2045	5.000%	3,725,000	4,328,599
Refunding Revenue Bonds
University of Kansas Health System
Series 2019
03/01/2036	4.000%	2,750,000	3,308,470
03/01/2037	4.000%	2,500,000	2,993,350
03/01/2038	4.000%	2,500,000	2,980,425
Total			13,610,844
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kentucky 0.3%
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Health System
Series 2017A
06/01/2037	5.000%	1,200,000	1,356,252
Kentucky Municipal Power Agency
Refunding Revenue Bonds
Forward Delivery Prairie State Project
Series 2020
09/01/2034	5.000%	1,035,000	1,294,619
Kentucky Public Energy Authority
Revenue Bonds
Series 2020A (Mandatory Put 06/01/26)
12/01/2050	4.000%	4,000,000	4,619,440
Kentucky State Property & Building Commission
Revenue Bonds
Project #119
Series 2018
05/01/2036	5.000%	1,000,000	1,230,160
Total			8,500,471
Louisiana 0.5%
Ascension Parish Industrial Development Board, Inc.
Revenue Bonds
Impala Warehousing LLC
Series 2011
07/01/2036	6.000%	3,980,000	4,229,267
Louisiana Public Facilities Authority
Refunding Revenue Bonds
19th Judicial District Court
Series 2015 (AGM)
06/01/2036	5.000%	1,000,000	1,165,800
Ochsner Clinic Foundation Project
Series 2017
05/15/2042	5.000%	2,000,000	2,385,620
Revenue Bonds
Provident Group - Flagship Properties
Series 2017
07/01/2057	5.000%	1,500,000	1,740,615
New Orleans Aviation Board(d)
Revenue Bonds
General Airport-North Terminal
Series 2017B
01/01/2048	5.000%	1,275,000	1,502,205
Parish of St. James(e)
Revenue Bonds
NuStar Logistics LP Project
Series 2020-2
07/01/2040	6.350%	1,250,000	1,611,513
Total			12,635,020

Columbia Strategic Municipal Income Fund | Quarterly Report 2021	9

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maryland 1.7%
Maryland Community Development Administration
Refunding Revenue Bonds
Series 2019B
09/01/2039	3.200%	7,475,000	8,035,625
Revenue Bonds
Series 2019C
09/01/2039	3.000%	7,500,000	7,934,550
Maryland Economic Development Corp.
Tax Allocation Bonds
Port Covington Project
Series 2020
09/01/2040	4.000%	875,000	981,995
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Meritus Medical Center Issue
Series 2015
07/01/2040	5.000%	1,200,000	1,365,408
Revenue Bonds
University of Maryland Medical System
Series 2017
07/01/2048	4.000%	3,665,000	4,030,621
State of Maryland
Unlimited General Obligation Bonds
Series 2017A
03/15/2026	5.000%	2,845,000	3,464,214
State and Local Facilities
Series 2020A
03/15/2032	5.000%	15,000,000	19,914,600
Total			45,727,013
Massachusetts 1.5%
Commonwealth of Massachusetts
Refunding Revenue Bonds
Series 2005 (NPFGC)
01/01/2027	5.500%	500,000	627,355
Massachusetts Development Finance Agency
Refunding Revenue Bonds
UMass Memorial Healthcare
Series 2017
07/01/2044	4.000%	7,500,000	8,317,725
Revenue Bonds
UMass Boston Student Housing Project
Series 2016
10/01/2041	5.000%	2,000,000	2,165,020
Massachusetts Educational Financing Authority(d)
Refunding Revenue Bonds
Issue K
Series 2017A
07/01/2026	5.000%	1,650,000	1,978,828
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2017B
07/01/2046	4.250%	3,000,000	3,196,140
Massachusetts Port Authority(d)
Refunding Revenue Bonds
BosFuel Project
Series 2019A
07/01/2044	4.000%	1,500,000	1,707,465
Series 2019A
Series 2019
07/01/2031	5.000%	7,065,000	9,016,565
Revenue Bonds
Series 2019C
07/01/2044	5.000%	10,000,000	12,347,000
Total			39,356,098
Michigan 3.3%
City of Detroit
Unlimited General Obligation Bonds
Social Bonds
Series 2021A
04/01/2031	5.000%	425,000	527,820
04/01/2032	5.000%	300,000	371,376
04/01/2033	5.000%	400,000	493,976
04/01/2034	5.000%	400,000	492,552
04/01/2035	5.000%	350,000	429,331
04/01/2036	5.000%	600,000	734,202
04/01/2037	5.000%	700,000	853,601
City of Detroit Sewage Disposal System
Prerefunded 07/01/22 Revenue Bonds
Senior Lien
Series 2012A
07/01/2039	5.250%	1,700,000	1,801,116
City of Detroit Water Supply System
Prerefunded 07/01/21 Revenue Bonds
Senior Lien
Series 2011A
07/01/2041	5.250%	1,500,000	1,512,240
Grand Traverse County Hospital Finance Authority
Revenue Bonds
Munson Healthcare
Series 2014A
07/01/2047	5.000%	505,000	562,146
Great Lakes Water Authority Water Supply System
Revenue Bonds
2nd Lien
Series 2016B
07/01/2046	5.000%	6,615,000	7,838,180
Michigan Finance Authority
Refunding Revenue Bonds
Senior Lien - Great Lakes Water Authority
Series 2014C-6
07/01/2033	5.000%	430,000	489,116

10	Columbia Strategic Municipal Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015
11/15/2045	5.000%	1,220,000	1,401,560
Trinity Health Corp.
Series 2017
12/01/2042	5.000%	500,000	607,595
Trinity Health Credit Group
Series 2019
12/01/2036	4.000%	3,000,000	3,573,960
Revenue Bonds
Beaumont Health Credit Group
Series 2016S
11/01/2044	5.000%	7,500,000	8,640,675
Henry Ford Health System
Series 2019A
11/15/2048	5.000%	1,320,000	1,637,552
Local Government Loan Program - Great Lakes Water Authority
Series 2015
07/01/2034	5.000%	1,000,000	1,171,430
07/01/2035	5.000%	5,000,000	5,848,200
Michigan State Hospital Finance Authority
Refunding Revenue Bonds
Ascension Health Senior Care Group
Series 2010F-4
11/15/2047	5.000%	835,000	1,055,741
Michigan State Housing Development Authority
Revenue Bonds
Series 2018A
12/01/2033	3.600%	420,000	459,988
10/01/2043	4.000%	2,300,000	2,528,873
Series 2019A-1
10/01/2044	3.250%	1,500,000	1,592,235
Series 2019B
12/01/2044	3.100%	6,000,000	6,312,060
U.S. Department of Housing and Urban Development
Series 2017A
10/01/2042	3.750%	4,060,000	4,366,165
10/01/2047	3.850%	5,000,000	5,373,000
Michigan Strategic Fund(d)
Revenue Bonds
I-75 Improvement Project
Series 2018
12/31/2043	5.000%	15,500,000	18,728,495
Wayne County Airport Authority
Revenue Bonds
Series 2015D
12/01/2045	5.000%	6,455,000	7,560,613
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wayne County Airport Authority(d)
Revenue Bonds
Series 2017B
12/01/2042	5.000%	700,000	840,931
Total			87,804,729
Minnesota 2.6%
City of Blaine
Refunding Revenue Bonds
Crest View Senior Community Project
Series 2015
07/01/2050	6.125%	3,000,000	2,797,980
City of Brooklyn Center
Revenue Bonds
Sanctuary Brooklyn Center Project
Series 2016
11/01/2035	5.500%	985,000	936,105
City of Forest Lake
Revenue Bonds
Lakes International Language Academy
Series 2019
08/01/2036	5.000%	835,000	949,395
08/01/2043	5.250%	500,000	568,500
City of North Oaks
Refunding Revenue Bonds
Waverly Gardens Project
Series 2016
10/01/2047	5.000%	4,000,000	4,341,760
City of Wayzata
Refunding Revenue Bonds
Folkstone Senior Living Co.
Series 2019
08/01/2044	4.000%	1,500,000	1,527,630
County of Hennepin
Unlimited General Obligation Bonds
Series 2020C
12/15/2035	5.000%	8,980,000	11,754,191
Duluth Economic Development Authority
Refunding Revenue Bonds
Essentia Health Obligation Group
Series 2018
02/15/2048	4.250%	6,500,000	7,288,840
02/15/2053	5.000%	8,000,000	9,448,320
Essential Health Obligated Group
Series 2018
02/15/2043	5.000%	2,000,000	2,385,440
Hastings Independent School District No. 200(f)
Unlimited General Obligation Bonds
Student Credit Enhancement Program School Building
Series 2018A
02/01/2031	0.000%	2,340,000	1,910,048
02/01/2034	0.000%	1,565,000	1,122,465

Columbia Strategic Municipal Income Fund | Quarterly Report 2021	11

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Housing & Redevelopment Authority of The City of St. Paul
Prerefunded 11/15/25 Revenue Bonds
HealthEast Care System Project
Series 2015
11/15/2040	5.000%	400,000	480,732
Minneapolis-St. Paul Metropolitan Airports Commission(d)
Refunding Revenue Bonds
Subordinated Series 2016D
01/01/2041	5.000%	750,000	886,050
Minnesota Higher Education Facilities Authority
Prerefunded 10/01/21 Revenue Bonds
Hamline University
7th Series 2011K2
10/01/2040	6.000%	2,250,000	2,303,123
St. Cloud Housing & Redevelopment Authority(h)
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	0.000%	2,845,000	2,387,353
State of Minnesota
Unlimited General Obligation Bonds
Series 2020A
08/01/2029	5.000%	14,070,000	18,707,894
Total			69,795,826
Mississippi 0.1%
State of Mississippi
Unlimited General Obligation Bonds
Series 2021A
06/01/2031	5.000%	1,500,000	1,994,715
Missouri 2.1%
Cape Girardeau County Industrial Development Authority
Refunding Revenue Bonds
SoutheastHEALTH
Series 2017
03/01/2036	5.000%	750,000	844,058
Health & Educational Facilities Authority
Refunding Revenue Bonds
Mosaic Health System
Series 2019
02/15/2044	4.000%	2,000,000	2,299,120
Health & Educational Facilities Authority of the State of Missouri
Refunding Revenue Bonds
Mercy Health
Series 2017C
11/15/2036	4.000%	1,500,000	1,721,265
Revenue Bonds
Lutheran Senior Services
Series 2014
02/01/2044	5.000%	2,275,000	2,435,342
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Medical Research Lutheran Services
Series 2016A
02/01/2036	5.000%	1,000,000	1,131,650
Kansas City Industrial Development Authority(d)
Revenue Bonds
Kansas City International Airport
Series 2019
03/01/2044	5.000%	12,500,000	15,231,500
Series 2020A
03/01/2036	4.000%	1,675,000	1,972,781
03/01/2045	4.000%	16,000,000	18,347,360
Kirkwood Industrial Development Authority
Refunding Revenue Bonds
Aberdeen Heights Project
Series 2017
05/15/2042	5.250%	1,260,000	1,386,113
05/15/2050	5.250%	500,000	543,510
Missouri Housing Development Commission
Revenue Bonds
First Place Homeownership Loan Program
Series 2020A (GNMA)
05/01/2050	2.850%	1,115,000	1,152,096
Missouri Joint Municipal Electric Utility Commission
Refunding Revenue Bonds
Series 2016A
12/01/2041	4.000%	5,000,000	5,507,250
St. Louis County Industrial Development Authority
Refunding Revenue Bonds
St. Andrew’s Resources for Seniors Obligated Group
Series 2015
12/01/2035	5.000%	1,500,000	1,606,755
Revenue Bonds
Friendship Village Sunset Hills
Series 2012
09/01/2032	5.000%	1,120,000	1,162,336
09/01/2042	5.000%	2,000,000	2,060,720
Total			57,401,856
Montana 0.1%
City of Kalispell
Refunding Revenue Bonds
Immanuel Lutheran Corp. Project
Series 2017
05/15/2052	5.250%	520,000	530,208
Montana Board of Housing
Revenue Bonds
Series 2017B-2
12/01/2042	3.500%	510,000	541,426
12/01/2047	3.600%	665,000	705,558
Total			1,777,192

12	Columbia Strategic Municipal Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Nebraska 1.3%
Douglas County Hospital Authority No. 2
Revenue Bonds
Madonna Rehabilitation Hospital
Series 2014
05/15/2044	5.000%	4,350,000	4,790,785
Douglas County Hospital Authority No. 3
Refunding Revenue Bonds
Health Facilities - Nebraska Methodist Health System
Series 2015
11/01/2036	4.125%	2,000,000	2,177,260
Nebraska Educational Health Cultural & Social Services Finance Authority
Refunding Revenue Bonds
Immanuel Obligated Group
Series 2019
01/01/2037	4.000%	1,000,000	1,109,270
01/01/2038	4.000%	1,300,000	1,437,852
01/01/2039	4.000%	1,810,000	1,996,358
01/01/2044	4.000%	15,000,000	16,391,550
Nebraska Investment Finance Authority
Revenue Bonds
Series 2019D
09/01/2039	2.850%	5,000,000	5,280,300
09/01/2042	3.050%	1,500,000	1,572,630
Total			34,756,005
Nevada 0.3%
Carson City
Prerefunded 09/01/22 Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2012
09/01/2033	5.000%	2,600,000	2,759,302
City of Carson City
Refunding Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2017
09/01/2042	5.000%	845,000	1,008,279
Clark County School District
Limited General Obligation Bonds
Series 2020A (AGM)
06/15/2037	4.000%	850,000	1,017,144
06/15/2040	4.000%	1,225,000	1,454,945
State of Nevada Department of Business & Industry(e)
Revenue Bonds
Somerset Academy
Series 2015A
12/15/2035	5.000%	570,000	634,872
Series 2018A
12/15/2038	5.000%	415,000	459,932
Total			7,334,474
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Hampshire 0.2%
New Hampshire Business Finance Authority(d)
Refunding Revenue Bonds
Waste Management, Inc. Project
Series 2019 (Mandatory Put 07/01/24)
07/01/2027	2.150%	3,000,000	3,145,530
New Hampshire Business Finance Authority(e)
Revenue Bonds
The Vista Project
Series 2019A
07/01/2046	5.625%	2,000,000	2,092,640
New Hampshire Health & Education Facilities Authority Act
Refunding Revenue Bonds
Elliot Hospital
Series 2016
10/01/2038	5.000%	850,000	999,566
Total			6,237,736
New Jersey 6.0%
City of Atlantic City
Unlimited General Obligation Bonds
Tax Appeal
Series 2017B (AGM)
03/01/2037	5.000%	340,000	407,099
03/01/2042	4.000%	1,250,000	1,392,413
Unlimited General Obligation Refunding Bonds
Build America Mutual Assurance Co. Tax Appeal
Series 2017A
03/01/2042	5.000%	1,000,000	1,186,970
Garden State Preservation Trust(f)
Revenue Bonds
Capital Appreciation
Series 2003B (AGM)
11/01/2022	0.000%	10,000,000	9,911,300
New Jersey Economic Development Authority
Prerefunded 06/15/25 Revenue Bonds
Series 2015WW
06/15/2040	5.250%	20,000	23,999
Refunding Revenue Bonds
Series 2015XX
06/15/2024	5.000%	2,000,000	2,280,280
Subordinated Series 2017A
07/01/2030	3.375%	2,000,000	2,123,840
Revenue Bonds
School Facilities Construction
Series 2019
06/15/2044	5.000%	1,800,000	2,195,118
Self-Designated Social Bonds
Series 2021
06/15/2046	4.000%	1,500,000	1,708,350

Columbia Strategic Municipal Income Fund | Quarterly Report 2021	13

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017DDD
06/15/2042	5.000%	1,000,000	1,185,360
Transportation Project
Series 2020
11/01/2044	5.000%	3,000,000	3,646,920
Unrefunded Revenue Bonds
Series 2015WW
06/15/2040	5.250%	355,000	407,654
New Jersey Economic Development Authority(d)
Refunding Revenue Bonds
New Jersey Natural Gas Co. Project
Series 2019
08/01/2041	3.000%	6,000,000	6,075,600
New Jersey Educational Facilities Authority
Revenue Bonds
Green Bonds
Series 2020A
07/01/2038	5.000%	1,980,000	2,470,565
07/01/2039	5.000%	2,080,000	2,588,789
07/01/2045	5.000%	700,000	858,998
New Jersey Higher Education Student Assistance Authority(d)
Revenue Bonds
Series 2018A
12/01/2034	4.000%	400,000	432,868
12/01/2035	4.000%	400,000	431,928
New Jersey Housing & Mortgage Finance Agency(d)
Refunding Revenue Bonds
Series 2017D
11/01/2037	4.250%	1,525,000	1,668,335
Single Family Housing
Series 2018
10/01/2032	3.800%	2,190,000	2,390,713
New Jersey Housing & Mortgage Finance Agency
Refunding Revenue Bonds
Single Family Housing
Series 2019C
10/01/2039	3.850%	3,045,000	3,340,304
New Jersey Transportation Trust Fund Authority
Refunding Revenue Bonds
Federal Highway Reimbursement
Series 2018
06/15/2030	5.000%	4,000,000	4,745,840
Transportation System
Series 2018A
12/15/2035	5.000%	5,000,000	6,193,600
Series 2019
12/15/2033	5.000%	2,850,000	3,593,137
12/15/2039	5.000%	1,460,000	1,799,056
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Series 2020AA
06/15/2045	4.000%	4,000,000	4,560,560
06/15/2045	5.000%	8,500,000	10,535,495
Transportation Program
Series 2013AA
06/15/2044	5.000%	8,090,000	8,728,058
Series 2015AA
06/15/2041	5.250%	6,000,000	6,878,820
Series 2019
06/15/2046	5.000%	3,500,000	4,233,880
New Jersey Transportation Trust Fund Authority(f)
Revenue Bonds
Capital Appreciation Transportation System
Series 2010A
12/15/2030	0.000%	6,000,000	4,926,600
New Jersey Turnpike Authority
Refunding Revenue Bonds
Series 2017B
01/01/2040	5.000%	1,000,000	1,212,610
Series 2017E
01/01/2032	5.000%	2,500,000	3,086,575
Series 2017G
01/01/2034	4.000%	15,160,000	17,547,548
South Jersey Port Corp.(d)
Revenue Bonds
Marine Terminal
Subordinated Series 2017B
01/01/2048	5.000%	2,900,000	3,350,399
State of New Jersey
Unlimited General Obligation Bonds
COVID-19 Emergency Bonds
Series 2020
06/01/2030	4.000%	6,900,000	8,467,335
06/01/2031	4.000%	18,480,000	22,940,148
Tobacco Settlement Financing Corp.
Refunding Revenue Bonds
Subordinated Series 2018B
06/01/2046	5.000%	2,000,000	2,342,140
Total			161,869,204
New Mexico 0.3%
New Mexico Hospital Equipment Loan Council
Revenue Bonds
La Vida Expansion Project
Series 2019
07/01/2039	5.000%	1,225,000	1,377,941
New Mexico Mortgage Finance Authority
Revenue Bonds
Series 2020 (GNMA)
07/01/2040	2.700%	2,320,000	2,451,892

14	Columbia Strategic Municipal Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Single Family Mortgage Program
Series 2019D Class I (GNMA)
07/01/2044	3.250%	3,160,000	3,341,637
Total			7,171,470
New York 6.6%
City of New York
Limited General Obligation Bonds
Series 2021L-5
04/01/2033	5.000%	3,800,000	5,048,832
Unlimited General Obligation Bonds
Multi Modal
Series 2020D-1
03/01/2043	5.000%	3,000,000	3,765,450
Series 2020C
08/01/2033	5.000%	1,500,000	1,962,600
08/01/2042	5.000%	2,500,000	3,171,950
Subordinated Series 2018D-1
12/01/2038	5.000%	10,000,000	12,491,500
Subordinated Series 2018F-1
04/01/2037	5.000%	5,390,000	6,644,469
Unlimited General Obligation Refunding Bonds
Series 2020A-1
08/01/2032	5.000%	2,000,000	2,630,720
08/01/2034	4.000%	1,000,000	1,201,910
Glen Cove Local Economic Assistance Corp.(i)
Revenue Bonds
Garvies Point
Series 2016 CABS
01/01/2055	0.000%	2,500,000	2,581,100
Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2017G
11/01/2042	3.600%	4,000,000	4,274,880
Long Island Power Authority
Revenue Bonds
General
Series 2017
09/01/2042	5.000%	2,000,000	2,452,220
Metropolitan Transportation Authority(f)
Refunding Revenue Bonds
Series 2012A
11/15/2032	0.000%	2,605,000	2,118,256
Metropolitan Transportation Authority
Revenue Bonds
BAN Series 2020A-S2
02/01/2022	4.000%	5,000,000	5,135,350
Green Bonds
Series 2020C-1
11/15/2050	5.000%	10,935,000	13,378,972
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York City Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2018
11/01/2048	3.900%	2,000,000	2,170,080
Series 2019
11/01/2049	3.250%	7,310,000	7,693,409
New York City Transitional Finance Authority
Refunding Revenue Bonds
Future Tax Secured
Subordinated Series 2021
11/01/2036	4.000%	1,000,000	1,213,660
11/01/2037	4.000%	1,500,000	1,812,915
Revenue Bonds
Future Tax Bonds
Subordinated Series 2020C
05/01/2038	4.000%	700,000	837,410
05/01/2039	4.000%	1,000,000	1,190,050
Future Tax Secured
Subordinated Series 2017F-1
05/01/2036	5.000%	5,170,000	6,373,886
Subordinated Series 2020D
11/01/2042	4.000%	5,000,000	5,882,850
New York State Dormitory Authority
Revenue Bonds
NYU Langone Hospitals Obligated Group
Series 2020A
07/01/2050	4.000%	2,000,000	2,325,560
New York State Environmental Facilities Corp.(d),(e)
Revenue Bonds
Casella Waste Systems, Inc.
Series 2019 (Mandatory Put 12/03/29)
12/01/2044	2.875%	1,000,000	1,029,560
New York State Housing Finance Agency
Revenue Bonds
Affordable Housing
Series 2017M
11/01/2047	3.750%	3,585,000	3,832,114
New York Transportation Development Corp.(d)
Refunding Revenue Bonds
Terminal 4 John F. Kennedy International Airport Project
Series 2020
12/01/2025	5.000%	1,100,000	1,299,727
Revenue Bonds
Delta Air Lines, Inc. Laguardia
Series 2020
10/01/2040	5.000%	12,290,000	15,395,191
10/01/2045	4.375%	2,500,000	2,923,200
New York State Thruway Service Areas Project
Series 2021
04/30/2053	4.000%	1,500,000	1,700,445

Columbia Strategic Municipal Income Fund | Quarterly Report 2021	15

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York Transportation Development Corp.
Refunding Revenue Bonds
Terminal 4 John F. Kennedy International Airport Project
Series 2020
12/01/2031	5.000%	1,100,000	1,448,546
12/01/2032	5.000%	1,400,000	1,834,938
Port Authority of New York & New Jersey(d)
Refunding Revenue Bonds
Consolidated 197th
Series 2016-197
11/15/2036	5.000%	2,000,000	2,411,400
Consolidated 206th
Series 2017-206
11/15/2047	5.000%	1,500,000	1,797,225
Series 2018-207
09/15/2032	5.000%	12,235,000	15,077,558
Revenue Bonds
Consolidated Bonds
Series 221
07/15/2045	4.000%	7,775,000	8,911,472
State of New York Mortgage Agency
Refunding Revenue Bonds
Series 2017-203
10/01/2041	3.500%	3,730,000	3,947,683
Series 2018-208
10/01/2034	3.600%	4,950,000	5,406,242
Triborough Bridge & Tunnel Authority
Revenue Bonds
MTA Bridges and Tunnels
Series 2020A
11/15/2049	5.000%	3,000,000	3,800,220
Ulster County Capital Resource Corp.(e)
Refunding Revenue Bonds
Woodland Pond at New Paltz
Series 2017
09/15/2042	5.250%	5,095,000	5,088,122
09/15/2047	5.250%	1,475,000	1,441,945
09/15/2053	5.250%	3,045,000	2,943,662
Total			176,647,279
North Carolina 1.5%
City of Charlotte Water & Sewer System
Refunding Revenue Bonds
Series 2020
07/01/2033	5.000%	2,250,000	3,002,693
07/01/2034	5.000%	1,900,000	2,527,399
North Carolina Housing Finance Agency
Revenue Bonds
Series 2019-42
01/01/2043	2.850%	3,000,000	3,128,940
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Carolina Medical Care Commission
Refunding Revenue Bonds
Southminster, Inc.
Series 2016
10/01/2037	5.000%	1,800,000	1,945,836
United Methodist Retirement
Series 2017
10/01/2042	5.000%	1,100,000	1,188,704
Revenue Bonds
REX Health Care
Series 2020A
07/01/2049	4.000%	5,000,000	5,668,850
Twin Lakes Community
Series 2019A
01/01/2044	5.000%	2,000,000	2,246,360
North Carolina Turnpike Authority
Revenue Bonds
Senior Lien - Triangle Expressway
Series 2019
01/01/2043	5.000%	5,650,000	6,937,013
01/01/2049	5.000%	2,000,000	2,434,020
North Carolina Turnpike Authority(f)
Revenue Bonds
Series 2017C
07/01/2032	0.000%	2,000,000	1,347,700
Series 2019
01/01/2040	0.000%	3,950,000	2,448,961
01/01/2041	0.000%	5,500,000	3,279,210
Triangle Expressway System
Series 2019
01/01/2043	0.000%	4,500,000	2,484,900
State of North Carolina
Revenue Bonds
Build NC Programs
Series 2020B
05/01/2033	5.000%	2,250,000	2,964,420
Total			41,605,006
North Dakota 0.3%
North Dakota Housing Finance Agency
Revenue Bonds
Home Mortgage Finance Program
Series 2018
01/01/2042	3.850%	1,420,000	1,537,476
Housing Finance Program
Series 2017 (FHA)
07/01/2040	3.550%	960,000	1,015,498
Housing Finance Program-Home Mortgage Finance
Series 2018
07/01/2042	3.950%	2,940,000	3,161,617

16	Columbia Strategic Municipal Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019C
07/01/2039	3.200%	2,455,000	2,612,390
Total			8,326,981
Ohio 2.2%
Buckeye Tobacco Settlement Financing Authority
Refunding Senior Revenue Bonds
Series 2020B-2
06/01/2055	5.000%	16,000,000	17,973,440
City of Middleburg Heights
Prerefunded 08/01/21 Revenue Bonds
Southwest General Facilities
Series 2011
08/01/2036	5.250%	1,870,000	1,893,300
County of Marion
Refunding Revenue Bonds
United Church Homes, Inc.
Series 2019
12/01/2039	5.000%	1,650,000	1,778,271
Lake County Port & Economic Development Authority(e),(h)
Revenue Bonds
1st Mortgage - Tapestry Wickliffe LLC
Series 2017
12/01/2052	0.000%	7,500,000	2,625,000
Miami University
Refunding Revenue Bonds
Series 2017
09/01/2034	5.000%	675,000	813,929
Northeast Ohio Regional Sewer District
Refunding Revenue Bonds
Series 2019
11/15/2037	4.000%	2,000,000	2,422,060
Ohio Air Quality Development Authority(d),(i)
Refunding Revenue Bonds
American Electric Power Co. Project
Series 2019 (Mandatory Put 10/01/24)
12/01/2027	2.100%	2,500,000	2,614,075
Ohio Air Quality Development Authority(d)
Refunding Revenue Bonds
American Electric Power Co. Project
Series 2019 (Mandatory Put 10/01/24)
07/01/2028	2.100%	7,000,000	7,320,880
Revenue Bonds
Ohio Valley Electric Crop.
Series 2019 (Mandatory Put 10/01/29)
06/01/2041	2.600%	1,500,000	1,593,450
Ohio Housing Finance Agency
Revenue Bonds
Series 2019B
09/01/2044	3.250%	3,290,000	3,493,092
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ohio Water Development Authority Water Pollution Control
Revenue Bonds
Loan Fund
Series 2020A
12/01/2050	5.000%	4,000,000	5,145,840
Subordinated Series 2020A
12/01/2037	5.000%	6,690,000	8,781,093
State of Ohio
Refunding Revenue Bonds
Cleveland Clinic Health System
Series 2017
01/01/2036	4.000%	1,500,000	1,752,915
Total			58,207,345
Oklahoma 0.1%
Tulsa County Industrial Authority
Refunding Revenue Bonds
Montereau, Inc. Project
Series 2017
11/15/2037	5.250%	1,250,000	1,384,512
11/15/2045	5.250%	1,165,000	1,275,291
Total			2,659,803
Oregon 0.5%
Clackamas County Hospital Facility Authority
Refunding Revenue Bonds
Rose Villa Project
Series 2020A
11/15/2055	5.375%	1,500,000	1,615,575
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Mirabella at South Waterfront
Series 2014A
10/01/2044	5.400%	525,000	562,522
Medford Hospital Facilities Authority
Refunding Revenue Bonds
Asante Project
Series 2020A
08/15/2045	5.000%	4,660,000	5,940,987
Port of Portland Airport(d)
Revenue Bonds
Series 2017-24B
07/01/2042	5.000%	1,000,000	1,179,440
State of Oregon Housing & Community Services Department
Revenue Bonds
Series 2017D
01/01/2038	3.450%	3,840,000	4,107,763
Total			13,406,287

Columbia Strategic Municipal Income Fund | Quarterly Report 2021	17

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania 5.5%
Allegheny County Hospital Development Authority
Refunding Revenue Bonds
University of Pittsburgh Medical Center
Series 2019
07/15/2038	4.000%	1,750,000	2,056,162
City of Philadelphia Airport(d)
Refunding Revenue Bonds
Series 2017B
07/01/2042	5.000%	2,250,000	2,680,380
Commonwealth Financing Authority
Revenue Bonds
Series 2015A
06/01/2035	5.000%	1,950,000	2,275,084
Tobacco Master Settlement Payment
Series 2018
06/01/2035	5.000%	2,000,000	2,450,180
Commonwealth of Pennsylvania
Refunding Certificate of Participation
Series 2018A
07/01/2037	5.000%	1,600,000	1,949,952
Cumberland County Municipal Authority
Prerefunded 01/01/25 Revenue Bonds
Diakon Lutheran Social Ministries Project
Series 2015
01/01/2038	5.000%	160,000	186,194
Refunding Revenue Bonds
Diakon Lutheran Social Ministries Project
Series 2015
01/01/2038	5.000%	1,470,000	1,618,220
East Hempfield Township Industrial Development Authority
Revenue Bonds
Student Service, Inc. Student Housing Project
Series 2014
07/01/2046	5.000%	1,000,000	1,050,850
Franklin County Industrial Development Authority
Refunding Revenue Bonds
Menno-Haven, Inc. Project
Series 2018
12/01/2043	5.000%	1,200,000	1,286,520
Geisinger Authority
Refunding Revenue Bonds
Geisinger Health System
Series 2017
02/15/2047	4.000%	5,000,000	5,573,700
Lancaster County Hospital Authority
Refunding Revenue Bonds
Masonic Villages of the Grand Lodge of Pennsylvania
Series 2015
11/01/2035	5.000%	700,000	771,211
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Luzerne County Industrial Development Authority(d)
Refunding Revenue Bonds
Pennsylvania-American Water Co. Project
Series 2019 (Mandatory Put 12/03/29)
12/01/2039	2.450%	3,500,000	3,785,425
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Albert Einstein HealthCare Network
Series 2015
01/15/2045	5.250%	1,850,000	2,055,480
Meadowood Senior Living Project
Series 2018
12/01/2038	5.000%	1,270,000	1,424,978
Revenue Bonds
ACTS Retirement - Life Communities
Series 2020
11/15/2043	4.000%	1,000,000	1,136,250
11/15/2045	5.000%	3,500,000	4,176,970
Northampton County General Purpose Authority
Refunding Revenue Bonds
St. Luke’s University Health Network
Series 2018
08/15/2043	5.000%	675,000	810,743
08/15/2048	5.000%	1,500,000	1,790,745
Pennsylvania Economic Development Financing Authority
Refunding Revenue Bonds
Series 2017A
11/15/2042	4.000%	10,000,000	11,406,600
Pennsylvania Economic Development Financing Authority(e),(h)
Refunding Revenue Bonds
Tapestry Moon Senior Housing Project
Series 2018
12/01/2053	0.000%	5,625,000	3,318,750
Pennsylvania Economic Development Financing Authority(d)
Revenue Bonds
PA Bridges Finco LP
Series 2015
12/31/2038	5.000%	4,125,000	4,805,212
06/30/2042	5.000%	11,000,000	12,746,910
Pennsylvania Higher Educational Facilities Authority
Prerefunded 10/01/21 Revenue Bonds
Shippensburg University
Series 2011
10/01/2031	6.000%	2,000,000	2,047,640
Pennsylvania Housing Finance Agency
Refunding Revenue Bonds
Series 2016-120
10/01/2046	3.500%	1,150,000	1,216,827
Series 2017-124B
10/01/2042	3.650%	7,495,000	7,795,624

18	Columbia Strategic Municipal Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Series 2019-130A
10/01/2034	2.500%	4,000,000	4,176,080
10/01/2039	2.700%	3,000,000	3,145,560
Series 2019-131A
04/01/2049	3.500%	2,995,000	3,236,876
Pennsylvania Turnpike Commission
Refunding Revenue Bonds
Mass Transit Projects
Subordinated Series 2016A-1
12/01/2041	5.000%	4,800,000	5,639,136
Revenue Bonds
Series 2014C
12/01/2044	5.000%	2,500,000	2,859,175
Series 2015B
12/01/2040	5.000%	2,500,000	2,941,475
Subordinated Series 2017B-1
06/01/2042	5.000%	3,000,000	3,593,760
Subordinated Series 2018B
12/01/2048	5.000%	5,000,000	6,065,800
Subordinated Series 2019A
12/01/2044	5.000%	10,000,000	12,400,800
Philadelphia Authority for Industrial Development
Refunding Revenue Bonds
Thomas Jefferson University
Series 2017
09/01/2042	5.000%	2,500,000	2,981,925
Revenue Bonds
First Philadelphia Preparatory Charter School
Series 2014
06/15/2043	7.250%	750,000	861,893
Pocono Mountains Industrial Park Authority
Revenue Bonds
St. Luke’s Hospital-Monroe Project
Series 2015
08/15/2040	5.000%	1,450,000	1,632,613
Quakertown General Authority
Refunding Revenue Bonds
USDA Loan Anticipation Notes
Series 2017
07/01/2021	3.125%	3,500,000	3,495,660
School District of Philadelphia (The)
Limited General Obligation Bonds
Series 2018A
09/01/2038	5.000%	1,135,000	1,404,392
Series 2018B
09/01/2043	5.000%	515,000	625,751
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State Public School Building Authority
Refunding Revenue Bonds
Philadelphia School District
Series 2016
06/01/2034	5.000%	3,000,000	3,631,770
School District of Philadelphia
Series 2016
06/01/2036	5.000%	4,800,000	5,787,744
Union County Hospital Authority
Revenue Bonds
Evangelical Community Hospital
Series 2018
08/01/2038	5.000%	3,065,000	3,568,886
Total			148,465,903
Puerto Rico 1.8%
Commonwealth of Puerto Rico(h),(j)
Unlimited General Obligation Bonds
Series 2014A
07/01/2035	0.000%	9,500,000	7,600,000
Puerto Rico Electric Power Authority(h),(j)
Revenue Bonds
Series 2010XX
07/01/2040	0.000%	5,000,000	4,637,500
Series 2012A
07/01/2042	0.000%	6,505,000	6,017,125
Puerto Rico Sales Tax Financing Corp.(f),(j)
Revenue Bonds
Series 2018A-1
07/01/2046	0.000%	18,873,000	5,964,623
Puerto Rico Sales Tax Financing Corp. Sales Tax(j)
Revenue Bonds
Series 2019A-1
07/01/2058	5.000%	22,285,000	25,105,390
Total			49,324,638
Rhode Island 0.0%
Rhode Island Student Loan Authority(d)
Refunding Revenue Bonds
Series 2018A
12/01/2025	5.000%	1,200,000	1,410,804
South Carolina 0.5%
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
Bon Secours Mercy Health, Inc.
Series 2020
12/01/2046	5.000%	2,800,000	3,535,868
Revenue Bonds
York Preparatory Academy Project
Series 2014A
11/01/2045	7.250%	1,315,000	1,460,676

Columbia Strategic Municipal Income Fund | Quarterly Report 2021	19

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Carolina Ports Authority(d)
Revenue Bonds
Series 2018
07/01/2043	5.000%	1,570,000	1,934,177
Series 2019B
07/01/2044	5.000%	4,080,000	4,996,082
South Carolina State Housing Finance & Development Authority
Revenue Bonds
Series 2020A
07/01/2040	3.000%	995,000	1,054,680
Total			12,981,483
South Dakota 0.5%
South Dakota Health & Educational Facilities Authority
Refunding Revenue Bonds
Avera Health
Series 2017
07/01/2042	4.000%	10,000,000	11,065,500
Sanford Obligated Group
Series 2015
11/01/2045	5.000%	1,580,000	1,842,754
Total			12,908,254
Tennessee 1.3%
Chattanooga Health Educational & Housing Facility Board
Refunding Revenue Bonds
Student Housing - CDFI Phase I
Series 2015
10/01/2035	5.000%	355,000	396,375
Greeneville Health & Educational Facilities Board
Refunding Revenue Bonds
Ballad Health Obligation Group
Series 2018
07/01/2037	5.000%	2,300,000	2,813,475
07/01/2040	4.000%	1,800,000	2,043,720
Knox County Health Educational & Housing Facility Board
Refunding Revenue Bonds
East Tennessee Children’s Hospital
Series 2019
11/15/2048	4.000%	5,235,000	5,834,931
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
Revenue Bonds
Vanderbilt University Medical Center
Series 2016
07/01/2046	5.000%	1,200,000	1,426,320
Series 2017A
07/01/2048	5.000%	835,000	1,011,703
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Shelby County Health Educational & Housing Facilities Board
Revenue Bonds
Farms at Bailey Station (The)
Series 2019
10/01/2049	5.750%	9,000,000	9,191,790
Farms at Bailey Station Project (The)
Series 2019
10/01/2059	5.750%	3,000,000	3,013,680
Tennessee Housing Development Agency
Refunding Revenue Bonds
Issue 2
Series 2018
07/01/2042	3.850%	2,275,000	2,458,206
Revenue Bonds
3rd Issue
Series 2017
07/01/2042	3.600%	695,000	740,244
07/01/2047	3.650%	1,385,000	1,463,336
Series 2017-2B
07/01/2036	3.700%	2,785,000	3,005,238
Series 2018-1
07/01/2042	3.900%	850,000	930,036
Total			34,329,054
Texas 9.5%
Arlington Higher Education Finance Corp.
Revenue Bonds
Brooks Academies of Texas
Series 2021
01/15/2051	5.000%	875,000	914,244
Bexar County Health Facilities Development Corp.
Refunding Revenue Bonds
Army Retirement Residence Foundation
Series 2016
07/15/2031	4.000%	2,000,000	2,066,280
07/15/2036	4.000%	3,000,000	3,063,420
Series 2018
07/15/2033	5.000%	1,000,000	1,082,900
07/15/2037	5.000%	2,100,000	2,264,178
Central Texas Regional Mobility Authority
Refunding Revenue Bonds
Series 2016
01/01/2040	5.000%	2,500,000	2,899,725
Subordinated Series 2016
01/01/2041	4.000%	2,295,000	2,520,621
Revenue Bonds
Senior Lien
Series 2015A
01/01/2040	5.000%	2,000,000	2,290,820
01/01/2045	5.000%	5,000,000	5,724,750

20	Columbia Strategic Municipal Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Central Texas Turnpike System(f)
Refunding Revenue Bonds
Series 2015B
08/15/2037	0.000%	2,000,000	1,057,280
Central Texas Turnpike System
Refunding Revenue Bonds
Series 2020A
08/15/2039	5.000%	4,825,000	6,206,204
Subordinated Series 2015C
08/15/2042	5.000%	2,500,000	2,780,975
City of Austin Airport System(d)
Revenue Bonds
Series 2017B
11/15/2041	5.000%	1,000,000	1,178,570
11/15/2046	5.000%	1,000,000	1,176,880
Series 2019B
11/15/2038	5.000%	6,175,000	7,716,897
11/15/2048	5.000%	7,850,000	9,634,933
City of Houston Airport System(d)
Refunding Revenue Bonds
Subordinated Series 2018C
07/01/2031	5.000%	1,525,000	1,897,161
Revenue Bonds
Subordinated Series 2018A
07/01/2041	5.000%	1,250,000	1,511,113
Subordinated Series 2020A
07/01/2047	4.000%	4,200,000	4,824,246
City of San Antonio Airport System(d)
Refunding Revenue Bonds
Lien
Subordinated Series 2019A
07/01/2030	5.000%	1,250,000	1,595,800
07/01/2031	5.000%	1,000,000	1,266,530
07/01/2032	5.000%	750,000	943,433
Clifton Higher Education Finance Corp.
Prerefunded 08/15/21 Revenue Bonds
Idea Public Schools
Series 2011
08/15/2031	5.500%	1,750,000	1,776,040
Revenue Bonds
Idea Public Schools
Series 2012
08/15/2032	5.000%	580,000	603,757
08/15/2042	5.000%	1,500,000	1,553,325
Series 2013
08/15/2033	6.000%	260,000	285,831
International Leadership
Series 2015
08/15/2038	5.750%	2,015,000	2,320,756
Series 2015A
12/01/2045	5.000%	400,000	439,348
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Williamson
Unlimited General Obligation Bonds
Series 2020
02/15/2033	4.000%	11,240,000	13,669,301
Cypress-Fairbanks Independent School District
Unlimited General Obligation Refunding Bonds
Series 2020A
02/15/2032	5.000%	2,250,000	3,055,387
02/15/2033	3.000%	1,000,000	1,164,180
02/15/2034	3.000%	2,420,000	2,806,111
Dallas Love Field(d)
Revenue Bonds
Series 2017
11/01/2033	5.000%	1,000,000	1,188,630
11/01/2036	5.000%	1,000,000	1,183,880
Frisco Independent School District
Unlimited General Obligation Refunding Bonds
Texas Permanent School Fund Program
Series 2019
08/15/2039	4.000%	1,000,000	1,195,170
Harris County Flood Control District
Limited General Obligation Bonds
Series 2020A
10/01/2033	4.000%	1,700,000	2,079,049
10/01/2034	4.000%	2,250,000	2,746,193
Harris County Toll Road Authority (The)
Refunding Revenue Bonds
First Lien
Series 2021
08/15/2033	4.000%	1,470,000	1,819,110
08/15/2034	4.000%	1,000,000	1,233,580
08/15/2035	4.000%	1,000,000	1,230,570
Houston Higher Education Finance Corp.
Prerefunded 05/15/21 Revenue Bonds
Cosmos Foundation, Inc.
Series 2011
05/15/2031	6.500%	270,000	270,516
05/15/2031	6.500%	230,000	230,444
New Hope Cultural Education Facilities Finance Corp.
Prerefunded 04/01/25 Revenue Bonds
Collegiate Housing Tarleton State University
Series 2015
04/01/2047	5.000%	2,465,000	2,905,323
Refunding Revenue Bonds
Texas Children’s Health System
Series 2017A
08/15/2040	4.000%	3,610,000	4,096,267
Revenue Bonds
4-K Housing, Inc. Stoney Brook Project
Series 2017
07/01/2042	4.500%	1,000,000	846,960
07/01/2047	5.000%	1,000,000	891,670
07/01/2052	4.750%	1,500,000	1,262,730

Columbia Strategic Municipal Income Fund | Quarterly Report 2021	21

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Bridgemoor Plano Project
Series 2018
12/01/2053	7.250%	4,500,000	4,055,850
Cardinal Bay Senior Living/Village on the Park
Series 2016
07/01/2046	5.000%	4,485,000	3,271,763
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/2036	4.250%	1,500,000	1,113,690
07/01/2051	4.750%	5,235,000	3,555,403
MRC Senior Living-Langford Project
Series 2016
11/15/2036	5.375%	500,000	466,785
11/15/2046	5.500%	750,000	669,068
New Hope Cultural Education Facilities Finance Corp.(e)
Revenue Bonds
Jubilee Academic Center Project
Series 2017
08/15/2037	5.000%	530,000	532,777
North Texas Tollway Authority
Refunding Revenue Bonds
2nd Tier
Series 2015A
01/01/2038	5.000%	1,730,000	1,983,289
Series 2019A
01/01/2044	4.000%	13,500,000	15,503,940
Northside Independent School District
Unlimited General Obligation Refunding Bonds
Texas Permanent School Fund Program
Series 2019
08/15/2038	4.000%	1,235,000	1,457,732
Northwest Independent School District
Unlimited General Obligation Refunding Bonds
Series 2020
02/15/2035	4.000%	2,880,000	3,525,667
02/15/2037	4.000%	3,125,000	3,813,625
02/15/2039	4.000%	2,000,000	2,431,060
Port Authority of Houston of Harris County(d)
Unlimited General Obligation Refunding Bonds
Series 2018A
10/01/2036	5.000%	4,000,000	5,053,040
Pottsboro Higher Education Finance Corp.
Revenue Bonds
Series 2016A
08/15/2036	5.000%	385,000	423,115
State of Texas(d)
Unlimited General Obligation Bonds
College Student Loan
Series 2019
08/01/2030	5.000%	7,175,000	9,157,165
08/01/2031	5.000%	7,535,000	9,627,469
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Texas
Unlimited General Obligation Refunding Bonds
Transportation Commission Mobility Fund
Series 2017
10/01/2033	5.000%	11,300,000	14,087,936
Tarrant County Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Trinity Terrace Project
Series 2014
10/01/2049	5.000%	750,000	812,408
Texas Municipal Gas Acquisition & Supply Corp. III
Refunding Revenue Bonds
Senior
Series 2021
12/15/2031	5.000%	1,250,000	1,655,225
Texas Private Activity Bond Surface Transportation Corp.
Refunding Revenue Bonds
LBJ Infrastructure Group LLC I-635 Managed Lanes Project
Series 2020
06/30/2036	4.000%	1,500,000	1,754,370
06/30/2040	4.000%	500,000	577,310
Senior Lien - North Tarrant Express
Series 2019
12/31/2039	4.000%	2,000,000	2,309,900
Texas Private Activity Bond Surface Transportation Corp.(d)
Revenue Bonds
Segment 3C Project
Series 2019
06/30/2058	5.000%	17,200,000	20,663,220
Senior Lien - Blueridge Transportation Group LLC
Series 2016
12/31/2040	5.000%	2,000,000	2,271,220
12/31/2045	5.000%	2,250,000	2,539,193
12/31/2050	5.000%	1,930,000	2,171,848
12/31/2055	5.000%	6,515,000	7,319,016
Texas Transportation Commission(f)
Revenue Bonds
First Tier Toll
Series 2019
08/01/2036	0.000%	950,000	568,689
08/01/2039	0.000%	600,000	304,188
Texas Water Development Board
Revenue Bonds
Master Trust
Series 2020
10/15/2033	4.000%	3,500,000	4,363,765
State Water Implementation Fund
Series 2018
10/15/2032	5.000%	5,105,000	6,584,837

22	Columbia Strategic Municipal Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tomball Independent School District
Unlimited General Obligation Bonds
School Building
Series 2020
02/15/2037	4.000%	1,670,000	2,034,912
02/15/2045	4.000%	3,765,000	4,480,915
Total			256,611,478
Utah 0.9%
Salt Lake City Corp. Airport(d)
Revenue Bonds
Series 2017A
07/01/2042	5.000%	6,700,000	7,981,576
Series 2018-A
07/01/2043	5.000%	13,000,000	15,711,930
Total			23,693,506
Virginia 2.7%
Chesapeake Bay Bridge & Tunnel District
Revenue Bonds
1st Tier General Resolution
Series 2016
07/01/2046	5.000%	7,255,000	8,398,896
City of Chesapeake Expressway Toll Road
Revenue Bonds
Transportation System
Series 2012A
07/15/2047	5.000%	3,250,000	3,412,695
Virginia Public Building Authority
Revenue Bonds
Series 2021A-1
08/01/2029	5.000%	23,230,000	30,714,009
Virginia Small Business Financing Authority(d)
Revenue Bonds
Senior Lien - 95 Express Lane
Series 2017
01/01/2040	5.000%	7,500,000	7,708,800
Transform 66 P3 Project
Series 2017
12/31/2052	5.000%	19,125,000	22,835,250
Total			73,069,650
Washington 5.0%
King County Housing Authority
Refunding Revenue Bonds
Series 2018
05/01/2038	3.750%	3,890,000	4,346,453
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2035	6.000%	1,000,000	1,107,020
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Port of Seattle(d)
Refunding Revenue Bonds
Intermediate Lien
Series 2017
05/01/2037	5.000%	6,000,000	7,130,520
State of Washington
Unlimited General Obligation Bonds
Motor Vehicle Fuel Tax
Series 2019D
06/01/2040	5.000%	5,000,000	6,346,950
Series 2015B
02/01/2039	5.000%	10,000,000	11,572,800
Series 2017D
02/01/2036	5.000%	6,505,000	7,954,314
Series 2020C
02/01/2034	5.000%	9,725,000	12,765,229
Various Purpose
Series 2019C
02/01/2038	5.000%	5,000,000	6,342,300
Unlimited General Obligation Notes
Series 2019A
08/01/2040	5.000%	10,000,000	12,778,600
State of Washington(g)
Unlimited General Obligation Refunding Bonds
Series 2021D
07/01/2037	4.000%	10,030,000	12,419,547
07/01/2038	4.000%	10,435,000	12,881,590
Washington Health Care Facilities Authority
Refunding Revenue Bonds
Seattle Cancer Care Alliance
Series 2020
09/01/2055	5.000%	10,000,000	12,545,800
Virginia Mason Medical Center
Series 2017
08/15/2042	4.000%	5,000,000	5,464,600
Washington State Convention Center Public Facilities District
Revenue Bonds
Junior Lodging Tax Green Notes
Series 2021
07/01/2031	4.000%	2,000,000	2,278,320
Washington State Housing Finance Commission(e)
Prerefunded 10/03/22 Revenue Bonds
Nonprofit Housing-Mirabella
Series 2012
10/01/2047	6.750%	3,000,000	3,270,990
Refunding Revenue Bonds
Presbyterian Retirement Co.
Series 2016
01/01/2046	5.000%	4,000,000	4,280,320

Columbia Strategic Municipal Income Fund | Quarterly Report 2021	23

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Skyline 1st Hill Project
Series 2015
01/01/2035	5.750%	425,000	446,803
01/01/2045	6.000%	595,000	622,911
Revenue Bonds
Heron’s Key
Series 2015A
07/01/2050	7.000%	2,550,000	2,779,016
Transforming Age Projects
Series 2019A
01/01/2055	5.000%	3,500,000	3,824,695
Washington State Housing Finance Commission
Revenue Bonds
Transforming Age Projects
Series 2019
01/01/2026	2.375%	4,000,000	3,997,280
Total			135,156,058
Wisconsin 1.7%
Public Finance Authority
Refunding Revenue Bonds
Friends Homes
Series 2019
09/01/2039	5.000%	2,230,000	2,525,163
09/01/2054	5.000%	1,000,000	1,111,720
WakeMed Hospital
Series 2019A
10/01/2044	5.000%	3,000,000	3,667,290
10/01/2049	4.000%	2,690,000	3,041,422
Revenue Bonds
ACTS Retirement - Life Communities
Series 2020
11/15/2037	4.000%	2,000,000	2,305,780
Coral Academy Science Las Vegas
Series 2018
07/01/2055	5.000%	2,500,000	2,829,700
Rose Villa Project
Series 2014A
11/15/2049	6.000%	1,645,000	1,779,873
Public Finance Authority(e)
Refunding Revenue Bonds
Mary’s Woods at Marylhurst
Series 2017
05/15/2042	5.250%	410,000	440,500
05/15/2047	5.250%	220,000	235,508
Revenue Bonds
Wonderful Foundations Charter School Portfolio Projects
Series 2020
01/01/2055	5.000%	3,500,000	3,898,300
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Wisconsin
Unlimited General Obligation Bonds
Series 2020A
05/01/2039	4.000%	2,500,000	2,960,450
Wisconsin Center District(f)
Revenue Bonds
Junior Dedicated
Series 2020D (AGM)
12/15/2055	0.000%	15,000,000	4,264,050
Wisconsin Health & Educational Facilities Authority
Prerefunded 08/15/23 Revenue Bonds
Beaver Dam Community Hospitals
Series 2013A
08/15/2028	5.125%	3,375,000	3,746,419
Refunding Revenue Bonds
Saint John’s Communities, Inc.
Series 2015B
09/15/2045	5.000%	1,000,000	1,026,630
Revenue Bonds
Covenant Communities, Inc. Project
Series 2018A
07/01/2048	4.000%	4,665,000	4,935,477
Series 2018B
07/01/2033	4.250%	1,250,000	1,255,112
07/01/2043	4.500%	1,375,000	1,379,950
07/01/2048	5.000%	500,000	515,775
St. John’s Communities, Inc. Project
Series 2018A
09/15/2040	5.000%	550,000	576,570
09/15/2045	5.000%	1,000,000	1,044,340
Unrefunded Revenue Bonds
Medical College of Wisconsin
Series 2008A
12/01/2035	5.250%	300,000	301,071
Wisconsin Housing & Economic Development Authority
Refunding Revenue Bonds
Series 2020A
09/01/2035	2.700%	1,000,000	1,062,100
03/01/2039	3.000%	1,180,000	1,247,213
Total			46,150,413
Wyoming 0.0%
County of Laramie
Prerefunded 05/01/21 Revenue Bonds
Cheyenne Regional Medical Center Project
Series 2012
05/01/2032	5.000%	1,000,000	1,000,000
Total Municipal Bonds (Cost $2,449,370,541)			2,604,683,147

24	Columbia Strategic Municipal Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2021 (Unaudited)
Money Market Funds 1.7%
	Shares	Value ($)
Dreyfus AMT-Free Tax Exempt Cash Management Fund, Institutional Shares, 0.010%(k)	477,645	477,597
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.006%(k)	45,262,693	45,262,693
Total Money Market Funds (Cost $45,740,323)		45,740,290
Total Investments in Securities (Cost $2,539,070,443)		2,695,900,898
Other Assets & Liabilities, Net		(4,891,510)
Net Assets		$2,691,009,388
At April 30, 2021, securities and/or cash totaling $7,350,000 were pledged as collateral.
Investments in derivatives
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(1,005)	06/2021	USD	(132,691,406)	60,808	—
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended April 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Multi-Sector Municipal Income ETF
	21,099,869	—	—	357,592	21,457,461	—	359,898	952,818

(b)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(c)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of April 30, 2021.
(d)	Income from this security may be subject to alternative minimum tax.
(e)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2021, the total value of these securities amounted to $73,726,376, which represents 2.74% of total net assets.
(f)	Zero coupon bond.
(g)	Represents a security purchased on a when-issued basis.
(h)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At April 30, 2021, the total value of these securities amounted to $28,003,328, which represents 1.04% of total net assets.
(i)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of April 30, 2021.
(j)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2021, the total value of these securities amounted to $49,324,638, which represents 1.83% of total net assets.
(k)	The rate shown is the seven-day current annualized yield at April 30, 2021.
Columbia Strategic Municipal Income Fund | Quarterly Report 2021	25

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2021 (Unaudited)
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual Assurance Co.
BAN	Bond Anticipation Note
FGIC	Financial Guaranty Insurance Corporation
FHA	Federal Housing Authority
GNMA	Government National Mortgage Association
MTA	Monthly Treasury Average
NPFGC	National Public Finance Guarantee Corporation
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
26	Columbia Strategic Municipal Income Fund | Quarterly Report 2021

[THIS PAGE INTENTIONALLY LEFT BLANK]

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT118_07_L01_(06/21)